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APPENDIX I              UNITED STATES                          OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION         ------------------------
                    Washington, D.C. 20549              OMB Number:   3235-M6
                                                        Expires: August 31, 2000
                                                        Estimated average
                                                        burden hours per
                                                        response....... 1
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                         FORM 24F-2
              Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

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1 . Name and address of issuer:
                     Neuberger Berman Advisers Management Trust
                     605 Third Avenue
                     New York, NY 10158

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/




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3. Investment Company Act File Number:     811-4255

     Securities Act File Number:    2-88566


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4(a).  Last day of fiscal year for which this Form is filed:
                     December 31, 2001

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4(b). 1 Check box if this Form is being filed late (ie., more than 90 calendar
days after the end of the fiscal year). (See Instruction A.2)     N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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

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4(c). 1 Check box if this is the last time the issuer will be filing this Form.
                                                               N/A

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5.  Calculation of registration fee:
                 (i) Aggregate sale price of securities sold during
                     the fiscal year
                     pursuant to section 24(f):                     $100,708,859
                                                                    ------------

                (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                $23,588,106
                                                -----------

               (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                $641,772,964
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                (iv) Total available redemption credits
                     [add Item 5(ii) and 5(iii):                    $665,361,070
                                                                    ------------

                 (v) Net sales - If Item 5(i) is greater than
                     Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]:                                              $0
                                                                              --

                (vi) Redemption credits available for use in
                     future years - if Item 5(i) is less than
                     Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]:
                                                ($564,652,211)
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               (vii) Multiplier for determining registration fee
                     (See Instruction C.9):    x                       $0.000092
                                                                       ---------

              (viii) Registration fee due [multiply Item 5(v) by
                     Item 5(vii)] (enter 'O' if no fee is
                     due):                      =                             $0
                                                                              --


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6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:            N/A

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7.  'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                 +                      $      0
                                                                        --------

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8.  Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:
                                                =                             $0
                                                                              --

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

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:
                 N/A
 Method of Delivery:
                         Wire Transfer
                         Mail or other means

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                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*   /s/ Richard Russell
                             ----------------------------------------------
                             Name

                             Treasurer
                             ----------------------------------------------
                             Title
        Date 3/20/02

                         *Please print the name and title of the signing officer
                          below the signature.